As filed with the Securities and Exchange Commission
                                on July 28, 1998

                                                      Registration No. 333-47319

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.__  [ ]
                       Post-Effective Amendment No. 1 [x]

                            DREYFUS INDEX FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                          200 Park Avenue - 55th Floor
                            New York, New York 10166
                    (Address of Principal Executive Offices)

                                 (800) 225-5267
                  (Registrant's Area Code and Telephone Number)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)


         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                            DREYFUS INDEX FUNDS, INC.
                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement contains the following papers and documents:


Cover Sheet

Contents of Registration Statement on Form N-14

Dreyfus International Stock Index Fund

Part C - Other Information

Signature Pages

Exhibits

                     DREYFUS INTERNATIONAL STOCK INDEX FUND


         The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. The Dreyfus Index Funds, Inc. (the "Company") incorporates herein by reference the cross-reference sheet required by Rule 495(a) under the Securities Act of 1933, as amended (the "1933 Act"), and Parts A and B to the Registrant's Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission ("Commission") on March 4, 1998 pursuant to Rule 488 under the 1933 Act (Accession No. 0000898432-98-000262) ("Initial Registration Statement on Form N-14").

                            DREYFUS INDEX FUNDS, INC.
                                     PART C

Item 15.  Indemnification.

         Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation filed as Exhibit 1 and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit 2 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue

         The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified is incorporated herein by reference to Item 27 of Part C of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, filed on February 8, 1994 ("Post Effective Amendment No. 6").

         Reference is also made to the Distribution Agreement, which is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed on June 12, 1997 ("Post-Effective Amendment No. 11").

Item 16.  Exhibits

         1(a) Registrant's Articles of Incorporation are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 6.

         1(b) Registrant's Articles of Amendment are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 6.

         2 Registrant's By-Laws are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 6.

         3        Not Applicable.

         4 The Agreement and Plan of Reorganization is incorporated by reference herein to Appendix A to Part A of the Initial Registration Statement in Form N-14.

         5        Not Applicable.

         6        Registrant's   Management  Agreement  is  incorporated  herein
                  by  reference to Exhibit 5 of Post-Effective Amendment No. 11.

         7(a) Registrant's Distribution Agreement is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 11.

         7(b)     Registrant's   Shareholder   Services   Plan  Agreements  are
                  incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 11.

         8        Not Applicable.

         9        Registrant's   Amended  and  Restated  Custody   Agreement  is
                  incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed on December 26, 1996 ("Post-Effective Amendment No. 9").

         10       Not Applicable.

         11(a) Opinion of Stroock & Stroock & Lavan, Counsel to Registrant, as to the legality of the securities being registered is incorporated herein by reference to Exhibit 10 of Post-Effective Amendment No. 6.

         11(b) Consent of Stroock & Stroock & Lavan, Counsel to Registrant is incorporated herein by reference to Exhibit 11(b) of the Initial Registration Statement on Form N-14.

         12       Tax  opinion  and  consent  of  Kirkpatrick  &  Lockhart  LLP.
                  Filed herewith.

         13 Registrant's Shareholder Services Plan is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 11.

         14(a) Consent of Coopers & Lybrand L.L.P., Independent Accountants to Registrant, as to the use of their report dated December 18, 1997, concerning the financial statements of Dreyfus International Stock Index Fund dated October 31, 1997 is incorporated herein by reference to Exhibit 14(a) of the Initial Registration Statement on Form N-14.

         14(b) Consent of KPMG Peat Marwick LLP, Independent Auditors to The Dreyfus/Laurel Funds, Inc., as to the use of their report dated December 17, 1997 concerning the financial statements of Dreyfus International Equity Allocation Fund dated October 31, 1997 is incorporated herein by reference to Exhibit 14(b) of the Initial Registration Statement on Form N-14.

         14(c) Consent of Stroock & Stroock & Lavan, Counsel to Registrant, as to the use of its opinion as to the legality of the securities being registered and as to the use of its name as Counsel to such Fund. See Exhibit 11(b).

         14(d) Consent of Kirkpatrick & Lockhart LLP as to the use of its tax opinion. See Exhibit 12.

         15       Not Applicable.

         16(a)    Powers  of  Attorney  of  the   Directors   and  Officers  are
                  incorporated   by  reference   herein  to  Other  Exhibits  of
                  Post-Effective Amendment No. 9.

         16(b) Certificate of Secretary are incorporated by reference herein to Other Exhibits of Post-Effective Amendment No. 9.

         17 Form of Proxy Card is incorporated by reference to Exhibit 17 of the Initial Registration Statement on Form N-14.


Item 17.  Undertakings.

         1 The undersigned Registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         2 The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant certifies that this amendment to its registration statement has been signed on behalf of the Registrant by the undersigned, in the City of New York and the State of New York, on the 17th day of July, 1998.

                                        DREYFUS INDEX FUNDS, INC.



                                    By: Marie E. Connolly*
                                        ----------------------------
                                        Marie E. Connolly
                                        President

As required by the Securities Act of 1933, this amendment to the Registrant's registration statement has been signed by the following persons in the capacities and on the dates indicated. This instrument may be executed in one or more counterparts, all of which shall together constitute a single instrument.


Signatures                              Title                              Date
----------                           ----------                          -------

                                     President, Treasurer                7/17/98
/s/ Marie E. Connolly*               (Principal Executive, Finan-
----------------------------         cial and Accounting Officer)
Marie E. Connolly


/s/ Joseph S. DiMartino*
----------------------------         Director, Chairman of the           7/17/98
Joseph S. DiMartino                  Board


/s/ David P. Feldman*
----------------------------         Director                            7/17/98
David P. Feldman


/s/ John M. Fraser, Jr.*
----------------------------         Director                            7/17/98
John M. Fraser, Jr.

/s/ Ehud Houminer*
----------------------------         Director                            7/17/98
Ehud Houminer


/s/ David J. Mahoney*
----------------------------         Director                            7/17/98
David J. Mahoney


/s/ Gloria Messinger*
----------------------------         Director                            7/17/98
Gloria Messinger


/s/ Jack R. Meyer*
----------------------------         Director                            7/17/98
Jack R. Meyer


/s/ John Szarkowski*
----------------------------         Director                            7/17/98
John Szarkowski


/s/ Anne Wexler*
----------------------------         Director                            7/17/98
Anne Wexler


*By:  /s/ Elba Vasquez
     -----------------------
          Elba Vasquez
          Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibits:
--------

1(a) Registrant's Articles of Incorporation are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 6.

1(b) Registrant's Articles of Amendment are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 6

2 Registrant's By-Laws are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 6.

3        Not Applicable.

4 The Agreement and Plan of Reorganization is incorporated by reference herein to Appendix A to Part A of the Initial Registration Statement on Form N-14.

5        Not Applicable.

6 Registrant's Management Agreement is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 11.

7(a) Registrant's Distribution Agreement is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 11.

7(b) Registrant's Shareholder Services Plan Agreements are incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 11.

8        Not Applicable.

9        Registrant's   Amended  and Restated Custody  Agreement is incorporated
         herein by reference to  Exhibit  8  of  Post-Effective Amendment No. 9.

10       Not Applicable.

11(a) Opinion of Stroock & Stroock & Lavan, Counsel to Registrant, as to the legality of the securities being registered is incorporated herein by reference to Exhibit 10 of Post-Effective Amendment No. 6.

11(b) Consent of Stroock & Stroock & Lavan, Counsel to Registrant is incorporated herein by reference to Exhibit 11(b) of the Initial Registration Statement on Form N-14.

12 Tax opinion and consent of Kirkpatrick & Lockhart LLP. Filed herewith.

13       Registrant's   Shareholder   Services  Plan is  incorporated  herein by
         reference  to Exhibit 9 of  Post-Effective  Amendment No. 11.

14(a) Consent of Coopers & Lybrand L.L.P., Independent Accountants to Registrant, as to the use of their report dated December 18, 1997, concerning the financial statements of Dreyfus International Stock Index Fund dated October 31, 1997 is incorporated herein by reference to Exhibit 14(a) of Initial Registration Statement on Form N-14.

14(b) Consent of KPMG Peat Marwick LLP, Independent Auditors to The Dreyfus/ Laurel Funds, Inc., as to the use of their report dated December 17, 1997 concerning the financial statements of Dreyfus International Equity Allocation Fund dated October 31, 1997 is incorporated herein by reference to Exhibit 14(b) of the Initial Registration Statement on Form N-14.

14(c) Consent of Stroock & Stroock & Lavan, Counsel to Registrant, as to the use of its opinion as to the legality of the securities being registered and as to the use of its name as Counsel to such Fund. See
         Exhibit 11(b).

14(d) Consent of Kirkpatrick & Lockhart LLP as to the use of its tax opinion. See Exhibit 12.

15       Not Applicable.

16(a)    Powers of Attorney of the   Directors   and  Officers  are incorporated
         by  reference  herein  to  Other  Exhibits  of Post-Effective Amendment
         No. 9.

16(b) Certificate of Secretary are incorporated by reference herein to Other Exhibits of Post-Effective Amendment No. 9.

17 Form of Proxy Card is incorporated by reference to Exhibit 17 of the Initial Registration Statement on Form N-14.